Taxes on Income (Details) - Schedule of amount of tax reflected in the consolidated statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of amount of tax reflected in the consolidated statements of Loss [Abstract]
Income (Loss) before taxes on income	$ 4,151	$ (6,841)	$ (14,179)
Theoretical tax expense (benefit)	955	(1,575)	(3,261)
Disallowed deductions (tax exempt income):
Gain on adjustment of warrants to fair value	(275)	86	(33)
Share-based compensation	539	298	60
Amortization of excess purchase price of an associate	60	126	2,323
Profit recognized upon deconsolidation	(2,678)
Different tax rates applicable to subsidiaries	(85)
Other		2	7
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	1,589	1,072	903
Taxes benefit (taxes on income)	$ 105	$ 9	$ (1)